Equity - Dividends Declared and Paid (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 31, 2023	Mar. 27, 2023	Mar. 24, 2021	Mar. 19, 2021
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 14,404
Extraordinary dividend payable	$ 10,091
Total shares (in shares)	17,891,131,350	17,891,131,350
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 14,697	$ 12,247	$ 11,358	$ 10,294	$ 14,697		$ 12,247		$ 11,358
Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 10,294
“B”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.73290	$ 0.61070	$ 0.56600
“B” | Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	0.51340
“D”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	0.91610	$ 0.76340	$ 0.70850
“D” | Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.64170
Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend	100.00%
Coca-Cola FEMSA | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 12,773	$ 12,185	$ 11,407			$ 12,773		$ 12,185		$ 11,407